Land, Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Land, Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consist of the following:

	June 30, 2026	December 31, 2025

Building	$2,928,362	$3,046,014
Office equipment	478,172	471,350
Transportation equipment	501,328	483,852
Land	904,133	948,703
Leasehold improvement	272,316	264,284
Subtotal	5,084,311	5,214,203
Less: accumulated depreciation	(1,088,067)	(936,678)
Property and equipment, net	$3,996,244	$4,277,525